NET REVENUES	12 Months Ended
Dec. 31, 2017
NET REVENUES [Abstract]
NET REVENUES
8	NET REVENUES

Net revenues consist of the following:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Tuition fee	1,174,596	1,545,680	1,909,692
Certification service fee	27,466	35,980	50,638
Loan referral service fee	-	8,750	30,803
Others	1,136	1,875	2,821
Business taxes and surcharges	(25,190)	(12,681)	(20,148)

Total net revenues	1,178,008	1,579,604	1,973,806

      Others mainly include franchise fee and miscellaneous revenues.